American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio
April 30, 2026

One Choice 2045 Portfolio - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 43.0%
Focused Dynamic Growth Fund G Class	317,414	27,668,940
Focused Large Cap Value Fund G Class	11,406,693	125,815,824
Growth Fund G Class	1,228,371	75,569,405
Heritage Fund G Class	1,805,659	47,886,083
Large Cap Equity Fund G Class	2,620,944	131,361,693
Mid Cap Value Fund G Class	3,755,071	59,592,983
Select Fund G Class	168,803	24,088,228
Small Cap Growth Fund G Class	763,513	20,126,191
Small Cap Value Fund G Class	2,011,109	20,553,537
		532,662,884
International Equity Funds — 24.0%
Emerging Markets Fund G Class	2,968,896	55,904,306
Global Real Estate Fund G Class	1,727,120	25,665,009
International Growth Fund G Class	6,385,305	88,883,441
International Small-Mid Cap Fund G Class	2,496,345	32,702,124
International Value Fund G Class	4,960,144	60,364,951
Non-U.S. Intrinsic Value Fund G Class	3,237,529	34,544,438
		298,064,269
Domestic Fixed Income Funds — 23.4%
Diversified Bond Fund G Class	21,100,106	193,065,972
High Income Fund G Class	5,782,173	50,304,906
Inflation-Adjusted Bond Fund G Class	3,857,691	41,393,029
Short Duration Fund G Class	255,157	2,500,542
Short Duration Inflation Protection Bond Fund G Class	200,102	2,141,093
		289,405,542
International Fixed Income Funds — 8.8%
Emerging Markets Debt Fund G Class	3,218,498	30,382,620
Global Bond Fund G Class	9,069,328	79,084,538
		109,467,158
Money Market Funds — 0.8%
U.S. Government Money Market Fund G Class	9,397,290	9,397,290
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $957,602,637)		1,238,997,143
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,238,997,143

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV per share.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$32,222	$1,792	$3,548	$(2,797)	$27,669	317	$5,281	$1,792
Focused Large Cap Value Fund	141,958	15,981	30,494	(1,629)	125,816	11,407	5,702	14,151
Growth Fund	86,168	14,085	9,222	(15,462)	75,569	1,228	12,457	10,279
Heritage Fund	66,311	8,289	10,779	(15,935)	47,886	1,806	7,526	6,959
Large Cap Equity Fund	156,788	26,152	24,995	(26,583)	131,362	2,621	17,583	25,176
Mid Cap Value Fund	78,139	7,543	22,327	(3,762)	59,593	3,755	3,907	7,534
Select Fund	25,861	2,277	4,786	736	24,088	169	390	1,974
Small Cap Growth Fund	29,730	1,191	9,516	(1,279)	20,126	764	3,262	1,192
Small Cap Value Fund	29,383	2,373	11,502	300	20,554	2,011	826	2,374
Emerging Markets Fund	65,928	1,285	21,595	10,286	55,904	2,969	11,247	1,284
Global Real Estate Fund	27,205	967	5,093	2,586	25,665	1,727	547	967
International Growth Fund	77,696	13,507	4,003	1,683	88,883	6,385	(79)	3,839
International Small-Mid Cap Fund	30,080	1,314	2,970	4,278	32,702	2,496	498	986
International Value Fund	52,146	7,964	7,944	8,199	60,365	4,960	916	5,143
Non-U.S. Intrinsic Value Fund	34,586	3,914	5,054	1,098	34,544	3,238	490	3,914
Diversified Bond Fund	230,090	14,768	58,511	6,719	193,066	21,100	(5,934)	7,621
High Income Fund	57,494	3,011	11,239	1,039	50,305	5,782	(1,100)	2,864
Inflation-Adjusted Bond Fund	45,112	1,934	6,748	1,095	41,393	3,858	(450)	985
Short Duration Fund	424	2,093	—	(16)	2,501	255	—	60
Short Duration Inflation Protection Bond Fund	147	2,011	—	(17)	2,141	200	—	64
Emerging Markets Debt Fund	33,826	1,646	6,816	1,727	30,383	3,218	(632)	1,646
Global Bond Fund	93,353	5,832	21,771	1,671	79,085	9,069	(2,439)	3,493
U.S. Government Money Market Fund	—	9,397	—	—	9,397	9,397	—	144
	$1,394,647	$149,326	$278,913	$(26,063)	$1,238,997	98,732	$59,998	$104,441
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.